Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Short Term Municipal Fund))	0 Months Ended
	Sep. 28, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years (or life of class, if less)	7.87%	[1]
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years (or life of class, if less)	2.89%	[1]
Class A
Average Annual Return:
1 Year	0.25%
5 Years (or life of class, if less)	0.23%
Inception Date	Dec. 06, 2010
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.25%
5 Years (or life of class, if less)	0.23%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	0.82%
5 Years (or life of class, if less)	0.77%
Class C
Average Annual Return:
1 Year	2.06%
5 Years (or life of class, if less)	2.86%
Inception Date	Dec. 06, 2010
Class Y
Average Annual Return:
1 Year	4.06%
5 Years (or life of class, if less)	3.79%
Inception Date	Dec. 06, 2010

[1]	As of 11/30/10